Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 127.1%

Alabama — 4.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$2,985	$2,995,328
6.13%, 06/01/19	1,500	1,505,340
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	377,759

		4,878,427

Arizona — 0.3%
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	270	290,625

California — 18.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,150	1,215,952
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	780	810,545
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	720	819,857
2nd, 5.25%, 05/01/33	560	624,518
5.00%, 05/01/44	745	824,916
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	1,600	1,697,456
6.25%, 03/01/34	1,250	1,341,712
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,349,200
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,123,619
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,091,770
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	1,740	1,992,404
5.25%, 05/15/38	495	556,603
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,020	1,029,843

Security	Par (000)	Value

California (continued)
Santa Clara Unified School District, GO, Election of 2018, 3.25%, 07/01/44	$515	$516,391
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,515,688
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,142,030
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	490	550,931
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	370	431,731

		21,635,166

Colorado — 2.9%
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(b)	835	394,203
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	568,360
5.50%, 11/15/30	225	254,414
5.50%, 11/15/31	270	304,679
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,300	1,302,067
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 4.00%, 07/01/39	615	628,149

		3,451,872

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	380	395,519

Florida — 13.2%
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	575	640,826
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,338,737
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,062,860
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	40	40,097

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	$30	$30,205
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,840	2,111,234
Series A, 5.50%, 10/01/42	2,125	2,380,191
Series B, AMT, 6.00%, 10/01/26	590	677,928
Series B, AMT, 6.00%, 10/01/27	775	889,111
Series B, AMT, 6.25%, 10/01/38	310	356,677
Series B, AMT, 6.00%, 10/01/42	410	467,183
County of Miami-Dade Florida, Refunding RB:
Seaport Department, Series D, AMT, 6.00%, 10/01/26	735	845,537
Water & Sewer System, Series B, 5.25%, 10/01/29	500	566,410
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,344,998
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,000	1,087,760
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	710	799,545

		15,639,299

Georgia — 2.1%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,000	2,502,160

Hawaii — 2.0%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	1,119,260
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	250	280,107
5.25%, 08/01/26	810	903,377

		2,302,744

Idaho — 0.6%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	605	644,543

Illinois — 17.3%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,010	1,095,365

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	$645	$689,202
Series A, 5.75%, 01/01/39	125	132,618
Series C, 6.50%, 01/01/21(a)	3,680	3,976,718
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,054,340
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,085,020
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,441,564
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,053,620
5.25%, 12/01/43	1,190	1,239,516
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,555	1,681,048
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	480	532,469
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	940	1,013,508
6.00%, 06/01/21	270	293,863
State of Illinois, GO:
5.25%, 02/01/32	1,000	1,061,890
5.50%, 07/01/33	1,500	1,598,805
5.50%, 07/01/38	280	296,094
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	235	259,614

		20,505,254

Indiana — 0.3%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	375	405,349

Louisiana — 1.6%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,000	1,127,700

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	$805	$806,369

		1,934,069

Maryland — 0.6%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	645	682,668

Massachusetts — 1.6%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	645	721,381
Massachusetts Development Finance Agency, Refunding RB, Emerson College, 5.00%, 01/01/41	525	573,258
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	620	621,389

		1,916,028

Michigan — 2.0%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	1,795	1,808,480
6.25%, 07/01/36	5	5,035
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	515	587,229

		2,400,744

Minnesota — 2.9%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,790	2,943,087
5.25%, 02/15/58	475	541,163

		3,484,250

Mississippi — 1.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,409,496

Security	Par (000)	Value

Mississippi (continued)
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	$260	$298,464

		1,707,960

Nevada — 3.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	2,375	2,423,521
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	1,500	1,509,075

		3,932,596

New Jersey — 8.6%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
(AGM), 5.00%, 01/01/31	530	587,479
5.38%, 01/01/43	1,000	1,103,980
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,400	1,408,932
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.00%, 06/15/46	1,885	2,069,918
Transportation System, Series AA, 5.50%, 06/15/39	1,600	1,719,216
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	550	588,852
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	525	602,422
Series A, 5.00%, 06/01/46	1,255	1,369,707
Sub-Series B, 5.00%, 06/01/46	740	771,790

		10,222,296

New York — 5.6%
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,545	1,551,953
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	1,530	1,816,339
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	600	655,194

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	$2,500	$2,642,425

		6,665,911

Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,500	1,675,710

Oklahoma — 0.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	451,816

Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	475	226,076
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Series A, 0.00%, 06/15/38(b)	470	242,511

		468,587

Pennsylvania — 0.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	935	965,163

Rhode Island — 1.3%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	475	491,540
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	950	1,007,161

		1,498,701

South Carolina — 12.0%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,671,258
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/26	1,810	2,063,635
6.00%, 07/01/38	1,155	1,316,481
5.50%, 07/01/41	1,000	1,113,420
South Carolina Jobs EDA, Refunding RB:
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	715	811,282
Anmed Health Projects, 5.00%, 02/01/38	2,710	2,986,203

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	$800	$911,336
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	750	841,313
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	40	44,013
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,795	1,976,169
Series E, 5.25%, 12/01/55	425	477,143

		14,212,253

Tennessee — 1.2%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	205	210,945
5.25%, 10/01/58	1,035	1,190,529

		1,401,474

Texas — 17.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	930	1,032,895
City of Frisco Texas ISD, GO, School Building (AGM), 5.50%, 08/15/41	1,210	1,223,201
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	2,260	2,263,571
6.00%, 11/15/35	140	140,223
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 05/15/19(a)	50	50,069
6.00%, 11/15/36	1,945	1,948,073
6.00%, 11/15/36	110	110,175
5.38%, 11/15/38(a)	950	951,282
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	2,500	2,870,300
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,039,741
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	826,214

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	$2,120	$2,302,744
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	2,335	2,491,842
1st Tier (AGM), 6.00%, 01/01/21(a)	1,000	1,070,050
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	420	466,750
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	525	570,092
Texas Transportation Commission, RB, First Tier Toll Revenue:
CAB, 0.00%, 08/01/41(b)	1,000	373,770
CAB, 0.00%, 08/01/42(b)	615	217,513
5.00%, 08/01/57	210	237,455

		20,185,960

Virginia — 0.4%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	380	409,895

Washington — 2.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,000	1,063,330
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	725	770,914
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/43(c)	1,000	1,097,760

		2,932,004

Wisconsin — 0.6%
Wisconsin Housing & Economic Development Authority, RB, M/F Housning, WHPC Madison Pool Project, Series A, 4.70%, 07/01/47	660	705,672

Total Municipal Bonds — 127.1% (Cost — $141,836,434)		150,504,715

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 5.9%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	$2,050	$2,324,526
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,520	1,637,192
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,565	2,969,705

		6,931,423

Connecticut — 1.2%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,216	1,383,710

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	790	823,887

Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48(c)	1,025	1,085,404

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,570	1,671,901

Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,004	1,127,773

Nevada — 5.5%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(a)	1,994	2,007,258

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	$4,200	$4,471,719

		6,478,977

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	1,000	1,043,363

New York — 12.9%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(e)	2,380	2,826,060
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,740	1,839,519
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 06/15/44	2,999	3,254,530
Series FF-2, 5.50%, 06/15/40	1,095	1,099,927
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(a)(e)	619	662,507
5.75%, 02/15/47(e)	381	407,555
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,257,906
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(e)	1,770	1,936,751

		15,284,755

North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48(c)	902	934,076

Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,664	1,953,658

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,832	1,927,370

Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,005	1,014,550

Security	Par (000)	Value

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(e)	$1,668	$2,016,285

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(e)	1,391	1,464,824

Wisconsin — 2.4%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,222	1,277,081
4.45%, 05/01/57	1,528	1,596,380

		2,873,461

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.6% (Cost — $46,058,958)		48,015,417

Total Investments — 167.7% (Cost — $187,895,392)		198,520,132

Other Assets Less Liabilities — 1.9%		2,456,109

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.9)%		(26,117,320)

VMTP Shares at Liquidation Value — (47.7)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$118,358,921

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT)

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 15, 2019, to December 1, 2026, is $5,378,806.

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 7/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	477,450	(477,450)	—	$—	$9,925	$365	$—

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

ISD	Independent School District

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	13	06/19/19	$1,608	$(6,539)
Long U.S. Treasury Bond	40	06/19/19	5,899	(15,095)
5-Year U.S. Treasury Note	12	06/28/19	1,388	(4,405)

				$(26,039)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivate financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$198,520,132	$—	$198,520,132

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(26,039)	$—	$—	$(26,039)

(a)	See above Schedule of Investments for values in each state.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Quality Fund (MFT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(25,978,746)	$—	$(25,978,746)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

	$—	$(82,478,746)	$—	$(82,478,746)

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